Unaudited Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Operating revenues, net	$ 170,367	$ 187,301	$ 321,502	$ 341,218
Operating costs and expenses:
Cost of operations	32,205	31,518	66,543	61,714
Cost of operations - affiliate	3,427	8,903	9,025	15,749
General and administrative expenses	41,255	21,057	77,980	38,240
General and administrative expenses - affiliate	3,282	2,234	4,701	7,671
Acquisition and related costs	0	0	0	2,743
Impairment of renewable energy facilities	1,429	0	1,429	0
Depreciation, accretion and amortization expense	63,222	61,031	124,209	120,038
Total operating costs and expenses	144,820	124,743	283,887	246,155
Operating income	25,547	62,558	37,615	95,063
Other expenses (income):
Interest expense, net	68,205	101,299	136,517	170,293
Gain on sale of renewable energy facilities	(37,116)	0	(37,116)	0
(Gain) loss on foreign currency exchange, net	(5,204)	4,741	(4,617)	248
Loss on receivables - affiliate	0	0	0	845
Other expenses (income), net	1,773	(423)	2,133	144
Total other expenses, net	27,658	105,617	96,917	171,530
Loss before income tax (benefit) expense	(2,111)	(43,059)	(59,302)	(76,467)
Income tax (benefit) expense	(1,431)	1,878	(2,349)	1,975
Net loss	(680)	(44,937)	(56,953)	(78,442)
Less: Net income attributable to redeemable non-controlling interests	10,524	9,187	11,359	11,732
Less: Net loss attributable to non-controlling interests	(18,629)	(33,217)	(43,968)	(68,786)
Net income (loss) attributable to Class A common stockholders	$ 7,425	$ (20,907)	$ (24,344)	$ (21,388)
Class A common stock
Weighted average number of shares:
Class A common stock - Basic (in shares)	92,257	90,809	92,165	89,268
Class A common stock - Diluted (in shares)	92,745	90,809	92,165	89,268
Earnings (loss) per share:
Class A common stock - Basic and diluted ($ per share)	$ 0.06	$ (0.23)	$ (0.31)	$ (0.24)